Allowance for Loan Losses - ASU and Change in Accounting Principle (Details) - USD ($) $ in Thousands	Sep. 30, 2020		Oct. 01, 2019	Sep. 30, 2019		Sep. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	$ 166,955	[1]		$ 131,534	[1]	$ 129,257
Reserve for unfunded commitments	25,000			6,900
Total allowance for credit losses	191,955			138,434
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				17,750
Reserve for unfunded commitments				10,750
Total allowance for credit losses				28,500
Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			$ 149,284
Reserve for unfunded commitments			17,650
Total allowance for credit losses			166,934
Commercial loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	109,923			93,470		88,178
Commercial loans | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				(4,135)
Commercial loans | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			89,335
Commercial loans | Multi-family
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	13,853			7,391		8,329
Commercial loans | Multi-family | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				3,013
Commercial loans | Multi-family | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			10,404
Commercial loans | Commercial real estate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	22,516			13,170		11,852
Commercial loans | Commercial real estate | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				(146)
Commercial loans | Commercial real estate | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			13,024
Commercial loans | Commercial & industrial
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	38,665			31,450		28,702
Commercial loans | Commercial & industrial | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				785
Commercial loans | Commercial & industrial | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			32,235
Commercial loans | Construction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	24,156			32,304		31,317
Commercial loans | Construction | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				(9,536)
Commercial loans | Construction | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			22,768
Commercial loans | Land - acquisition & development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	10,733			9,155		7,978
Commercial loans | Land - acquisition & development | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				1,749
Commercial loans | Land - acquisition & development | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			10,904
Consumer loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	57,032			38,064		41,079
Consumer loans | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				21,885
Consumer loans | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			59,949
Consumer loans | Construction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	3,555			1,369		1,842
Consumer loans | Construction | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				1,511
Consumer loans | Construction | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			2,880
Consumer loans | Single-family residential
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	45,186			30,988		33,033
Consumer loans | Single-family residential | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				16,783
Consumer loans | Single-family residential | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			47,771
Consumer loans | Land - consumer lot loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	2,729			2,143		2,164
Consumer loans | Land - consumer lot loans | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				492
Consumer loans | Land - consumer lot loans | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			2,635
Consumer loans | HELOC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	2,571			1,103		781
Consumer loans | HELOC | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				945
Consumer loans | HELOC | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			2,048
Consumer loans | Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses	$ 2,991			2,461		$ 3,259
Consumer loans | Consumer | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses				$ 2,154
Consumer loans | Consumer | Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan losses			$ 4,615

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.